COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2013
COMMITMENTS
Schedule of future minimum lease payments under non-cancelable operating leases agreements
Years ending December 31,
2014	36,271
2015	29,755
2016	21,333
2017	12,578
2018 and thereafter	17,925
117,862